SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total capital expenditures	$ 782,150	$ 464,253	$ 471,121
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	565,794	348,648	248,248
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	1,368	3,490	6,620
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	6,123	11,519	17,707
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	52,520	119,014	134,075
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	505,783	214,625	89,846
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	22,912	15,622	58,697
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	186,361	74,523	39,911
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 7,083	$ 25,460	$ 124,265